Leases (Details) - Schedule of Operating Lease Expenses ¥ in Thousands, $ in Thousands	6 Months Ended
	Oct. 31, 2023 JPY (¥)	Oct. 31, 2023 USD ($)	Oct. 31, 2022 JPY (¥)
Schedule of Operating Lease Expenses [Abstract]
Fixed lease cost	¥ 74,275	$ 490	¥ 46,193
Variable lease cost	2,381	17	2,231
Short-term cost	60	0	32
Total	¥ 76,716	$ 507	¥ 48,456